March 3, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street N.E. Washington, DC 20549

RE: Dreyfus Institutional Reserves Funds. File No. 811-22169

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended December 31, 2008.

     Please direct any questions or comments to the attention of the undersigned at 212-922-6858.

Very truly yours, /s/ Monica Giron Monica Giron Paralegal